Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Tax-Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class I	May 30, 2024
Bar Chart Table:
Annual Return 2014	0.03%
Annual Return 2015	0.08%
Annual Return 2016	0.36%
Annual Return 2017	0.71%
Annual Return 2018	1.30%
Annual Return 2019	1.36%
Annual Return 2020	0.47%
Annual Return 2021	0.01%
Annual Return 2022	1.06%
Annual Return 2023	3.20%